Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventories [Line Items]
Current finished goods
Current work in progress	132,929	135,380
Spare parts and other	1,358,700	1,302,534
(-) Expected losses	(97,165)	(97,934)
Inventories	8,619,236	7,962,324
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	763,294	801,623
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	2,019,265	1,510,985
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	689,290	561,409
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	498,150	362,027
Wood
Inventories [Line Items]
Current work in progress	2,207,955	2,287,406
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,046,818	R$ 1,098,894